Fair Value (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value
Schedule of fair value assets measured on a recurring basis
Assets: (market approach)	2023	2022

Level 1
U.S. Government securities	$39,263,249	$38,231,589

Level 2
U.S. GSE debt securities	$10,827,574	$10,375,291
Taxable Municipal securities	246,965	234,858
Tax-exempt Municipal securities	10,473,785	11,323,567
Agency MBS	115,862,799	115,231,599
ABS and OAS	2,347,621	2,693,606
CMO	10,737,596	11,935,925
Other investments	946,430	2,891,674
Level 2 Total	$151,442,770	$154,686,520

Grand Total	$190,706,019	$192,918,109

Schedule of fair value assets measured on a non-recurring basis
	2023	2022
Level 2
Assets: (market approach)
Individually analyzed loans, net of related allowance	$709,487	$94,458
MSRs (1)	787,013	862,593

Schedule of estimated fair values of financial instruments
December 31, 2023		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$20,435	$20,435	$0	$0	$20,435
Debt securities AFS	190,706	39,263	151,443	0	190,706
Restricted equity securities	1,642	0	1,642	0	1,642
Loans and loans held-for-sale, net of ACL
Commercial & industrial	120,589	0	709	116,287	116,996
Purchased	10,532	0	0	10,055	10,055
Commercial real estate	409,332	0	0	382,045	382,045
Municipal	54,331	0	0	51,791	51,791
Residential real estate – 1st lien	206,849	0	0	188,650	188,650
Residential real estate – Jr lien	31,238	0	0	30,745	30,745
Consumer	3,289	0	0	3,295	3,295
MSRs (1)	787	0	1,262	0	1,262
Accrued interest receivable	4,247	0	4,247	0	4,247

Financial liabilities:
Deposits
Other deposits	896,968	0	894,823	0	894,823
Short-term borrowings	9,000	0	9,000	0	9,000
Long-term borrowings	45,600	0	45,415	0	45,415
Repurchase agreements	36,256	0	36,256	0	36,256
Operating lease obligations	443	0	443	0	443
Finance lease obligations	3,425	0	3,425	0	3,425
Subordinated debentures	12,887	0	12,719	0	12,719
Accrued interest payable	1,082	0	1,082	0	1,082
December 31, 2022		Fair	Fair	Fair	Fair
	Carrying	Value	Value	Value	Value
	Amount	Level 1	Level 2	Level 3	Total
	(Dollars in Thousands)
Financial assets:
Cash and cash equivalents	$71,140	$71,140	$0	$0	$71,140
Debt securities AFS	192,918	38,232	154,686	0	192,918
Restricted equity securities	1,412	0	1,412	0	1,412
Loans and loans held-for-sale, net of ALL
Commercial & industrial	111,792	0	0	109,534	109,534
Purchased	7,476	0	0	7,119	7,119
Commercial real estate	351,738	0	29	340,254	340,283
Municipal	34,566	0	0	34,558	34,558
Residential real estate – 1st lien	197,281	0	65	180,879	180,944
Residential real estate – Jr lien	33,510	0	0	33,218	33,218
Consumer	3,970	0	0	3,949	3,949
MSRs (1)	863	0	1,287	0	1,287
Accrued interest receivable	3,214	0	3,214	0	3,214

Financial liabilities:
Deposits
Other deposits	922,723	0	918,882	0	918,882
Brokered deposits	249	0	225	0	225
Long-term borrowings	1,300	0	1,025	0	1,025
Repurchase agreements	33,078	0	33,078	0	33,078
Operating lease obligations	658	0	658	0	658
Finance lease obligations	3,645	0	3,645	0	3,645
Subordinated debentures	12,887	0	12,740	0	12,740
Accrued interest payable	74	0	74	0	74